Capital risk (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information About Capital Ratio In Current MDA Explanatory

Current MDA %
Pillar 1	4.5
Pillar 2A (1)	3.2
CCB	2.5
CCyB (2)	1.0

Current MDA trigger	11.2
Distance to current MDA	3.1

Total CET1 capital ratio	14.3

Summary of Detailed Information About Recapitalisation For Holdings Group Explanatory

	Santander UK Group Holdings plc		Santander UK plc
	2019	2018	2019	2018
	%	%	%	%
CET1 capital ratio	14.3	13.2	14.3	13.2
AT1	3.1	2.6	2.7	2.2
Grandfathered Tier 1	0.5	0.4	0.7	0.8
Tier 2	3.7	2.9	4.0	4.1

Total capital ratio	21.6	19.1	21.7	20.3

Summary of Regulatory Capital Resources
Regulatory capital resources
This table shows our qualifying regulatory capital.

	2019	2018
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,251	6,439
– Accumulated other reserves and non-controlling interests	554	431

CET1 capital before regulatory adjustments	13,865	13,930

CET1 regulatory adjustments:
– Additional value adjustments	(35)	(42)
– Goodwill (net of tax)	(1,155)	(1,161)
– Other intangibles	(573)	(610)
– Fair value reserves related to gains or losses on cash flow hedges	(368)	(251)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(619)	(599)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(5)	(67)
– Deferred tax assets that rely on future profitability excluding timing differences	(8)	(20)
– Defined benefit pension fund assets	(502)	(631)
– Dividend accrual	(18)	(18)
– IFRS 9 Transitional Adjustment	16	21
– Deduction s for non-controlling interests	(160)	(151)

CET1 capital	10,438	10,401

AT1 capital instruments:
– Capital instruments	2,241	2,041
– Amount of qualifying items subject to phase out from AT1	487	593
– Regulatory deductions for instruments issued by subsidiary undertakings	(83)	(268)

AT1 capital	2,645	2,366

Tier 1 capital	13,083	12,767

Tier 2 capital instruments:
– Capital instruments	2,901	2,888
– Amount of qualifying items subject to phase out from Tier 2	377	369
– Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation	(583)	(986)

Tier 2 capital	2,695	2,271

Total regulatory capital (1)	15,778	15,038

(1)	Capital resources include a transitional IFRS 9 benefit at 31 December 2019 of £ 16 m (2018: £21m).

Summary of Detailed Information About Accretion of Capital Market Driven Pension Explanatory
CET1 capital was stable at £10.4bn, with ongoing capital accretion through profits retained after dividend payment, offset by market-driven pension movements. Movements in regulatory capital (unaudited):

	CET1 Capital	AT1 Capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2019	10,401	2,366	2,271	15,038
– Retained earnings	(188)	0	0	(188)
– Other reserves and non-controlling interests	123	0	0	123
– Additional value adjustments	7	0	0	7
– Goodwill (net of tax)	6	0	0	6
– Other intangibles	37	0	0	37
– Fair value reserves related to gains and losses on cash flow hedges	(117)	0	0	(117)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(20)	0	0	(20)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	62	0	0	62
– Deferred tax assets that rely on future profitability excluding timing differences	12	0	0	12
– Defined benefit pension fund assets	129	0	0	129
– Dividend accrual	0	0	0	0
– Deductions for non-controlling interests	(9)	0	0	(9)
– Capital instruments	0	200	13	213
– IFRS 9 Transitional Adjustment	(5)	0	0	(5)
– Amount of qualifying items subject to phase out from AT1	0	(106)	0	(106)
– Amount of qualifying items subject to phase out from Tier 2	0	0	8	8
– Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation	0	185	403	588

At 31 December 2019	10,438	2,645	2,695	15,778

Summary of Detailed Information About For Additional Capital And Risk Management Explanatory
The tables below are consistent with our regulatory filings for 2019 and 2018.

	2019	2018
RWAs by risk	£bn	£bn
Credit risk	64.1	67.7
Counterparty risk	1.5	2.5
Market risk	0.3	1.0
Operational risk	7.3	7.6

	73.2	78.8

	2019	2018
RWAs by segment	£bn	£bn
Retail Banking	49.0	46.2
Corporate & Commercial Banking	12.5	17.0
Corporate & Investment Banking	4.9	7.2
Corporate Centre	6.8	8.4

	73.2	78.8

Movements in RWAs by risk:

Summary of Detailed Information About Risk Weighted Assets Explanatory

	Credit/ counterparty risk £bn	Market risk £bn	Operational risk £bn	Total £bn
At 1 January 2019	70.2	1.0	7.6	78.8
Asset size	(2.1)	(1.0)	0	(3.1)
Asset quality	0.7	0.9	0	1.6
Model updates	(1.8)	0	0	(1.8)
Methodology and policy	(1.4)	0	0	(1.4)
Acquisitions and disposals	0	0	0	0
Foreign exchange movements	0	0	0	0
Other	0	(0.6)	(0.3)	(0.9)

At 31 December 2019	65.6	0.3	7.3	73.2

Summary of Detailed Information About Leverage Ratio Explanatory
The table below shows our leverage ratio, which we calculated using the PRA rules. Our ratio was greater than the minimum of 3.25% at 31 December 2019 and 2018.

	2019	2018
	£m	£m
Regulatory exposure	269,162	275,551
End-point Tier 1 capital (1)	12,625	12,442
UK leverage ratio	4.7%	4.5%

(1)	Includes deductions and AT1 adjustment permitted under the recommendation from the Financial Policy Committee on 25 July 2016.

Summary of Total Assets Consolidated Balance sheet for Regulatory Leverage Exposure Explanatory
Under the PRA rules, we adjust our total assets per the Consolidated Balance Sheet to calculate our regulatory exposure for leverage purposes. We do this as follows:

	2019	2018
	£m	£m
Total assets per the Consolidated Balance Sheet	288,488	289,381
Derivatives netting and potential future exposure	(1,671)	(2,349)
Securities financing current exposure add-on	1,006	812
Removal of IFRS netting	1,191	1,337
Removal of qualifying central bank claims	(26,400)	(24,776)
Commitments calculated in accordance with Basel Committee Leverage Framework	8,393	13,414
CET1 regulatory adjustments	(1,845)	(2,268)

	269,162	275,551

Summary of Distributable Profit Explanatory	Movements in distributable items in 2019 and 2018 were:

	2019	2018
	£m	£m
At 1 January	4,221	4,209
Dividends approved:
– AT1 Capital Securities	(142)	(145)
– Tax on above item	38	27
– Ordinary shares	(262)	(1,123)
Dividends receivable:
– Investment in AT1 Capital Securities	125	139
– Tax on above item	(34)	(28)
– Investment in ordinary shares of subsidiary	323	1,139
Other income statement items (Company)	(7)	3

At 31 December	4,262	4,221